Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated financial statements for the six

month
period ended June 30, 2021 have been prepared in accordance with International Accounting Standards (IAS) 34,
Interim Financial Reporting
. These consolidated condensed financial statements do not include all information and disclosures required in the annual financial statements in accordance with International Financial Reporting Standards (IFRS), and should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2020 filed with the SEC on March 31, 2021.
The financial information is presented in pound sterling (“£”), which is the presentational currency of the Company. The functional currencies of consolidated subsidiaries are pound sterling and US dollars (“$”). All amounts disclosed in the condensed consolidated financial statements and notes have been rounded to the nearest thousand, unless otherwise stated.
The financial information for the year ended December 31, 2020 has been extracted from the Company’s audited financial statements for that year, filed with the Securities and Exchange Commission (“SEC”) on March 31, 2021.
These condensed consolidated financial statements are unaudited and do not constitute statutory accounts of the Company as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for financial year ended December 31, 2020 has been delivered to the Registrar of Companies. The auditors reported on those accounts and their report was unqualified, did not draw attention to any matters by way of emphasis and did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Segmental information
Segmental information
The Company has one operating segment. The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer. The Company has a single portfolio of product candidates, with only direct research and development expenses monitored at a product candidate level. The CODM makes decisions over resource allocation at an overall portfolio level and the Company’s financing is managed and monitored on a consolidated basis.

Going concern
Going Concern
The Company expects to incur significant operating losses for the foreseeable future as it continues its research and development efforts, seeks to obtain regulatory approval of its product candidates and pursues any future product candidates the Company may develop.
As a result of these anticipated expenditures, the Company will need additional financing to support its continuing operations. Until such time as the Company can generate significant revenue from product sales, or other commercialization revenues, if ever, in respect of its oncology or rare disease product candidates or through partnering and/or out-licensing
its product candidates, the Company will seek to finance its operations through a combination of public or private equity or debt financings or other sources.
The Company has adequate resources to meet its liabilities as they fall due for the foreseeable future and at least the subsequent 12 months. Therefore, the Company continues to adopt the going concern basis of accounting in preparing condensed consolidated financial statements for the six months ended June 30, 2021.

Summary of significant accounting policies
Summary of significant accounting policies
The accounting policies adopted in the preparation of the condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2020. Additional accounting policies relevant to the six months ended June 30, 2021 are disclosed below.
Revenue
The Company’s ordinary business activities are the development of product candidates to key clinical milestones and either strategically partnering them or further developing such product candidates through regulatory approval and potentially commercialization. The Company may enter into a range of different agreements with third parties, including: (i) licensing agreements where the global rights to a product candidate are licensed to a partner; and (ii) collaboration agreements where rights to a product candidate are licensed to a partner but the Company retains certain rights, for example to further develop or commercialize the product candidate in specified geographical territories. Under both licensing and collaboration agreements, rights to product candidates are provided to a partner typically in exchange for consideration in the form of upfront payments and/or development, regulatory, commercial or other similar milestones, and royalties on commercial sales, should regulatory approval be obtained for the product candidates.
Revenue includes income from licensing and collaboration agreements. Consideration received up front is recognized at the point in time in which the right to use an intangible asset is transferred and further payments received are recognized upon the achievement of specified development, regulatory, commercial or other similar milestones. For agreements with a right to access an intangible asset, revenue is recognized over time, typically on a straight-line basis over the life of the license or collaboration agreement. When there are other performance obligations in such agreements, the consideration is allocated using the residual approach and recognized when the performance obligations are satisfied.
Income from development, regulatory, commercial or similar milestones is recognized when considered highly probable that a significant reversal will not occur. Timing of the recognition of such milestones are considered to be a key judgment, as they are often dependent on third parties. In general, for milestones which are subject to the decisions of third parties (e.g. the acceptance or approval of a filing by a regulatory authority), the Company recognizes milestone income when the decision occurs.
We do not currently have any approved product candidates. Accordingly, we have not generated any commercial sales revenue during the period.
Intangible assets disposed of in a license or collaboration agreement are recorded within “Cost of revenue” in the Company’s consolidated statement of comprehensive income based on an allocation of cost or value to the rights that have been licensed. Payments to third parties arising as a direct consequence of the income recognized are also recorded within “Cost of revenue” in the Company’s consolidated statement of comprehensive income.

Significant accounting estimates and judgments
Significant accounting estimates and judgments
The preparation of these condensed consolidated financial statements requires the management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.
The significant accounting estimates and judgments adopted in the preparation of the condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2020.
Judgment is required to determine the appropriate accounting policy for the license and collaboration agreement with Ultragenyx Pharmaceutical, Inc. (“Ultragenyx”). Management has determined that the upfront proceeds from the license and collaboration agreement represent proceeds from the Company’s ordinary business activities and, therefore, represent revenue within the scope of IFRS 15, Revenue from Contracts with Customers. Judgment is also required to determine the portion of the carrying amount of the intangible asset to derecognize, relative to the value retained, as a result of the license and collaboration agreement with Ultragenyx.